Stockholders' Equity (Changes In Accumulated Other Comprehensive Loss Due To Currency Translation Adjustments) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Beginning balance	$ (418)	$ (526)
Adjustments due to translation of CTSAS financial statements from Euros into U.S. Dollars	200	108
Ending balance	$ (218)	$ (418)